Financial instruments: classification - Movement in Level 3 portfolios - Assets (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Held-for-trading
Movement in level 3 assets
Amounts recorded in the income statement	£ 27	£ 215
Level 3 | Other
Movement in level 3 assets
Amounts recorded in the income statement	3	0
Recurring
Movement in level 3 assets
At 1 January	280,855
At 30 June	222,176
Recurring | Level 3
Movement in level 3 assets
At 1 January	1,723	2,554
Amounts recorded in the income statement	(122)	312
Amounts recorded in the statement of comprehensive income	17	62
Level 3 transfers in	470	340
Level 3 transfers out	(68)	(101)
Purchases	178	376
Settlements	(40)	(113)
Sales	(160)	(934)
Foreign exchange and other adjustments	(4)	13
At 30 June	1,994	2,509
Recurring | Level 3 | Trading assets
Movement in level 3 assets
At 1 January	1,388	2,233
Amounts recorded in the income statement	(125)	313
Level 3 transfers in	42	133
Level 3 transfers out	(68)	(101)
Purchases	168	366
Settlements	(36)	(113)
Sales	(156)	(933)
Foreign exchange and other adjustments	(1)	5
At 30 June	1,212	1,903
Recurring | Level 3 | Other financial assets
Movement in level 3 assets
At 1 January	335	321
Amounts recorded in the income statement	3	(1)
Amounts recorded in the statement of comprehensive income	17	62
Level 3 transfers in	428	207
Purchases	10	10
Settlements	(4)
Sales	(4)	(1)
Foreign exchange and other adjustments	(3)	8
At 30 June	£ 782	£ 606